CONSOLIDATED BALANCE SHEETS	Mar. 31, 2019 USD ($)
Current assets
Cash and cash equivalents	$ 10,362,283
Accounts receivable, net	451,132
Prepayments and other current assets	902,811
Total current assets	11,716,226
Non-current assets
Property and equipment, net	14,022,240
Intangible assets, net	17,799,207
Total non-current assets	31,821,447
TOTAL ASSETS	43,537,673
Current liabilities
Accounts payable	10,025
Taxes payable	375,337
Amounts due to a related party	0
Other payables	151,545
Deferred revenue-current	15,308,898
Total current liabilities	15,845,805
Non-current liabilities
Deferred revenue-noncurrent	8,672,836
Total non-current liabilities	8,672,836
TOTAL LIABILITIES	24,518,641
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 9,000,000 shares issued and outstanding	1,800
Additional paid-in capital	1,619,774
Statutory reserve	745,590
Accumulated earnings	16,945,947
Accumulated other comprehensive (loss) /income	(294,079)
TOTAL SHAREHOLDERS' EQUITY	19,019,032
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 43,537,673